Risk Report - Asset Quality - Collateral Obtained (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Collateral Obtained [Abstract]
Carrying amount of foreclosed residential real estate properties	€ 30	€ 62